Income Taxes (Details) - Schedule of Net Deferred Tax Assets - Arisz Acquisition Corp. [Member] - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Deferred tax asset
Net operating loss carryforward
Startup/Organization Expenses	121,704	20,294
Total deferred tax asset	121,704	20,294
Valuation allowance	(121,704)	(20,294)
Deferred tax asset, net of allowance